 GT GLOBAL
 OVER 25 YEARS
 OF INVESTING
 WORLDWIDE
GT GLOBAL
NEW PACIFIC
GROWTH FUND

SEMIANNUAL REPORT
JUNE 30, 1997

                                                                          [LOGO]

TABLE
OF CONTENTS

Message from the
Chairman.............          1

Report from the Fund
Managers and Key
Portfolio Holdings...          2

Financial
Statements...........         F1

The  views of the Fund's manage-
ment as described in this report
are  as  of  the  date  it   was
written.  Portfolio holdings and
allocations are as  of June  30,
1997,  unless  otherwise  noted.
Views,  portfolio  holdings  and
allocations   may  have  changed
subsequent to these dates.

MESSAGE FROM THE CHAIRMAN


Dear Investor,

This report is written in a style we hope you find enjoyable to read and easy to understand. Our intention is to provide our shareholders with meaningful information about the relative performance of GT Global Mutual Funds. We think it is important to help investors develop a global perspective about their investments, including developments in individual economies around the world. Specifically, we address how macroeconomic and political events within countries influence investment results and, ultimately, Fund performance.

In this semiannual report, we describe our management process and offer insights into the Fund s investment strategy. Companies and countries in which the Fund invests are discussed, as well as issues pertinent to decisions affecting the Funds. Biographical information on portfolio managers' background and experience is also included, and through our question and answer format, we make it possible for shareholders to be included in the thought processes that form the basis of their investment decisions. Additionally, we have included performance illustrations that show the historical returns of a hypothetical investment and compare it to an appropriate benchmark.

We make every effort to communicate as clearly as possible because we want you, our shareholders, to have a useful understanding of what is happening with your investments in GT Global Mutual Funds, and why.

We would also like to emphasize that today--as global investing continues to become increasingly complex, information travels as quickly as a keystroke, and critical decisions must be made within shorter time frames--prudent advice, professional management, global diversification and investing for the long term have never been more important.


As always, we appreciate and value our shareholders in GT Global Mutual Funds.


Sincerely,

/s/ WILLIAM J. GUILFOYLE

William J. Guilfoyle
CHAIRMAN OF THE BOARD AND PRESIDENT
GT GLOBAL MUTUAL FUNDS

GT GLOBAL NEW PACIFIC GROWTH FUND
PERFORMANCE SUMMARY

Investment Objective

The GT Global New Pacific Growth Fund seeks long-term growth of capital primarily through a portfolio of investments in the equity markets of the Asian Pacific Rim, excluding Japan.

Japan was eliminated from the Fund's Primary Investment Area on January 21, 1994.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


GT GLOBAL NEW PACIFIC GROWTH FUND CLASS A        MSCI PACIFIC EX-JAPAN INDEX
1/19/77    9525                                          10000
           9525                                           9994
           9630                                           9760
           9687                                           9958
           9630                                          10052
           9658                                          10220
           9944                                          10295
           9573                                           9879
           9782                                           9717
          10058                                           9602
          10363                                           9985
          10535                                           9897
          10706                                          10343
          10735                                          10055
          11087                                           9805
          12410                                          10533
          12247                                          11001
          12314                                          11465
          13895                                          12395
          15245                                          13114
          15776                                          14619
          16441                                          14340
          17049                                          14561
          15573                                          12369
          16190                                          12824
          15930                                          13735
          15429                                          13693
          15208                                          13922
          14194                                          13706
          13817                                          14198
          13763                                          13832
          13569                                          14578
          13914                                          15604
          13881                                          17216
          12425                                          16841
          11778                                          17261
          12641                                          19508
          12781                                          22324
          11994                                          22753
          11306                                          18862
          12087                                          20660
          13047                                          22880
          13940                                          25335
          13717                                          26369
          14387                                          27937
          15324                                          28480
          15994                                          32113
          15905                                          31374
          17143                                          31505
          18036                                          30842
          17646                                          29899
          18109                                          30525
          19026                                          31056
          19898                                          32411
          20838                                          32862
          19764                                          29609
          19294                                          27990
          17001                                          23883
          17650                                          23677
          18892                                          27091
          18903                                          26628
          18332                                          25058
          16767                                          22313
          15741                                          20937
          17335                                          23576
          17605                                          24167
          16207                                          21638
          15876                                          20322
          15104                                          19361
          14601                                          18867
          14442                                          18085
          15766                                          17834
          16967                                          19122
          16685                                          21059
          17114                                          21523
          17556                                          20935
          18090                                          22918
          18949                                          22680
          19443                                          22805
          20250                                          24147
          20602                                          24009
          20537                                          23116
          20654                                          23482
          21500                                          24606
          23283                                          25664
          24194                                          27047
          24363                                          26105
          25605                                          26258
          24940                                          26241
          21428                                          23046
          20683                                          22327
          19526                                          22034
          21787                                          23814
          21907                                          23800
          22559                                          23874
          22719                                          24329
          22586                                          23806
          23211                                          25585
          22359                                          24333
          22491                                          24634
          22603                                          25040
          22813                                          25917
          22379                                          25578
          22995                                          28221
          22925                                          27237
          23821                                          28075
          25122                                          29263
          25234                                          28210
          24689                                          27922
          25472                                          29489
          27110                                          28782
          30078                                          29707
          31898                                          32328
          32752                                          32655
          35553                                          31319
          40874                                          29529
          44458                                          31615
          43380                                          33557
          38283                                          38478
          39851                                          38624
          41952                                          41441
          41882                                          42639

2/28/87   43576                                          48205
          46870                                          49784
          48192                                          50979
          50913                                          54583
          50676                                          56845
          53673                                          62936
          54935                                          66816
          56079                                          69436
          42690                                          39198
          39768                                          40871
          44356                                          43180
          45152                                          42763
          46314                                          42584
          50169                                          47744
          52799                                          50069
          51943                                          53623
          52249                                          54572
          53686                                          56785
          51331                                          53723
          51209                                          52817
          52677                                          56302
          54054                                          56075
          54649                                          56379
          58369                                          62282
          59995                                          57473
          61933                                          58460
          64153                                          60418
          64684                                          57695
          63434                                          55343
          68811                                          60330
          71218                                          62951
          75845                                          64710
          73094                                          62538
          76783                                          62611
          80947                                          65390
          79663                                          64990
          78058                                          64167
          76774                                          63341
          73950                                          60079
          80947                                          65777
          82744                                          67865
          85954                                          71505
          77288                                          66052
          69777                                          60014
          74848                                          59275
          72216                                          58752
          72075                                          58755
          74394                                          62285
          80872                                          68234
          82645                                          69913
          83122                                          72275
          83872                                          72539
          82099                                          72262
          84349                                          76475
          80122                                          75523
          82781                                          76311
          84827                                          79169
          80394                                          78406
          81494                                          80266
          82071                                          82100
          81422                                          84698
          77672                                          84110
          79114                                          88101
          85533                                          94085
          82793                                          93143
          78249                                          90792
          75509                                          85619
          74643                                          84236
          76662                                          86876
          74715                                          85201
          75009                                          85897
          75082                                          86538
          78574                                          93195
          81629                                          94782
          88104                                          99640
          90796                                         103455
          88032                                         100316
          91378                                         103860
          95598                                         111708
          97199                                         113866
         100909                                         132280
         101127                                         128331
         120468                                         154978
         118342                                         150724
         113328                                         143388
          98745                                         128164
         100719                                         134114
         104289                                         138544
          99352                                         132406
         104441                                         139383
         112037                                         148749
         110822                                         144844
         111050                                         147178
         101555                                         135384
          96698                                         133297
          86949                                         121795
          91424                                         133171
          93582                                         134577
          94780                                         136361
         103012                                         145618
         101413                                         142866
         105889                                         148766
         102292                                         144832
         102932                                         146694
         100854                                         144116
          99735                                         145398
         103900                                         151118
         113565                                         161163
         111482                                         163613
         109482                                         165746
         110649                                         170317
         114065                                         168612
         111649                                         165478
         105816                                         157182
         110565                                         164258
         112982                                         168499
         115648                                         173125
         122397                                         182409
         124725                                         182807
         123204                                         180657
         125771                                         183264
         118831                                         174802
         110370                                         171263
         115029                                         181958

6/30/97  117881                                         185980


The chart above shows the performance of the GT Global New Pacific Growth Fund, Class A shares, since the Fund's inception versus the MSCI Pacific ex-Japan Index. This represents a cumulative return of 1078.81% and an average annual total return of 12.83% for the Fund. The chart assumes a hypothetical $10,000 initial investment in the Fund's Class A shares and reflects all Fund expenses and the maximum 4.75% sales charge. A $10,000 investment in the Fund's Class B shares at inception on April 1, 1993, would have been valued at $13,750 on June 30, 1997. This figure reflects all Fund expenses and the applicable contingent deferred sales charge (5% in the first year, decreasing to 0% after six years), assuming a complete redemption at the end of the period. A $10,000 investment in Advisor Class shares at inception on June 1, 1995, would have been worth $11,518 on June 30, 1997.

AVERAGE ANNUAL TOTAL RETURNS%(1)
JUNE 30, 1997

Share Class        Without Sales Charge(2)            With Sales Charge
                 1-Year  5-Year  10-Year  LOF    1-Year  5-Year  10-Year  LOF
Class A(3)        5.58    7.32    8.81   13.09    .57     6.28    8.28   12.83
Class B(3)        4.87    N/A     N/A     8.15    .29     N/A      N/A    7.79
Advisor Class(4)  5.72    N/A     N/A     7.02    N/A     N/A      N/A     N/A

HISTORICAL PERFORMANCE(2)
ANNUAL TOTAL RETURNS % (LAST 10 YEARS)

          1987   1988   1989    1990    1991   1992  1993    1994   1995  1996
Class A   5.73  23.20  48.12   -10.96  13.07  -7.96  60.61  -19.73  7.45  20.04
Class B    N/A   N/A     N/A     N/A    N/A    N/A   46.303 -20.30  6.54  19.28

(1) Figures assume reinvestment of all dividends and capital gain distributions at net asset value.
(2) Performance data do not reflect the maximum 4.75% sales charge and the contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class A and Class B shares, respectively, which, if included, would have reduced performance quoted.
(3) The Fund began operations (Class A shares) on January 19, 1977; Class B shares commenced on April 1, 1993.
(4) The Fund began offering Advisor Class shares on June 1, 1995. Advisor Class shares are not sold directly to the general public and are only available through certain employee benefit plans, financial institutions and other entities that have entered into specific agreements with GT Global. Please see the "Alternative Purchase Plan" section in the Fund's prospectus.

The above data represent past performance of the Fund's shares, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

INTERVIEW WITH PORTFOLIO MANAGER
PETER EADON-CLARKE

Q       HOW DID THE FUND PERFORM?
A       In contrast to last year's strong performance, regional markets have generally had a difficult first half of the year. Against this backdrop, the Fund returned a disappointing -5.49% (-9.98 including the maximum 4.75% sales charge) for the Fund's Class A shares over the six-month period ended June
30, 1997. Total return for Class B shares for the same period was -5.85% (-10.56% including the maximum 5% contingent deferred sales charge). The Morgan Stanley Capital International (MSCI) Pacific ex-Japan Index(5) returned 1.74% over the same period.

Relative to the index, the Fund suffered primarily as a result of security selection in Malaysia and Hong Kong. Companies that proved disappointing include Malaysia's EKRAN (which we sold off during the period) and PWE Industries, which were particularly impacted by a lack of financing for the Bakun Dam project. Malaysian Resources, a real estate concern, also performed poorly. Additionally, the Fund's sizable position in the Philippines (which is not represented in the index) and underweighted position in Australia (at the beginning of the period) also negatively affected Fund performance. Since then we have been building up the Fund's weighting in Australia.

Q       WHAT FACTORS CONTRIBUTED TO THE DOWNTURN IN ASIAN MARKETS?
A       Weakness has been driven in part by what seemed almost a sudden investor awareness that the Asian growth miracle, whereby growth rates of 9% or more had become expected, was indeed approaching a normal, more sustainable level of 4% to 5%. While these highly charged economies are hardly falling apart, their vulnerability to a drop in demand from the industrialized world has become evident. Over the longer term, markets have also become mindful of increased competition from China.

Additionally, concerns over property speculation and the feverish pace of credit expansion came to the fore. Thailand suffered the bulk of the negative sentiment, while fears of a Thai-style property crisis also haunted investors in Malaysia and the Philippines.

Particular issues also surfaced elsewhere. A mixed environment for corporate earnings kept a lid on earnings in Singapore, and the electoral victory of ruling party Golkar contributed to a modest advance in Indonesian share prices. Korean stocks rallied further as investors perceived that the price of DRAM computer chips (a major commodity product for several of the largest companies and a key export for the country) may stabilize later in 1997.

DIVERGENT RETURNS
SIX-MONTH RETURNS TO 6/30/97*

KOREA          11.36%
HONG KONG       9.76
INDONESIA       6.77

SINGAPORE      -7.45
MALAYSIA      -11.74
THAILAND      -35.70

* COUNTRIES REPRESENTED BY THEIR RESPECTIVE MSCI INDEX.

Q       WHAT IMPACT HAS THE CRISIS IN THAILAND HAD ON THE FUND?
A       In general, the relentless slide in the Thai market has had little direct impact on the Fund. Over the reporting period, we generally continued to avoid Thailand, where we feel structural problems have not yet been addressed and further high-profile casualties in the property and financial sectors appear likely. Thailand has continued to suffer an acute crisis as the central bank maintained real interest rates of over 10% in order to defend the baht, which was widely (and rightly, as shown subsequently) perceived as being overvalued. Sentiment received a further blow in mid-June with the announcement of the resignation of the finance minister. Subsequent to the end of the reporting period, his successor announced the baht

(5) MSCI Pacific ex-Japan Index is an arithmetic average, weighted by market value, of the performance of 213 securities listed on five major Pacific Rim exchanges (Australia, Hong Kong, Malaysia, New Zealand and Singapore). It includes the effect of reinvested dividends and is measured in U.S. dollars. The index is unmanaged, not available for direct investment and does not include the effects of sales charges and professional management fees.

The index is unmanaged, not available for direct investment and does not include the effects of sales charges and professional management fees.

Q       WHAT IMPACT HAS THE HANDOVER TO THE CHINESE HAD ON THE HONG KONG
        MARKET?
A       While the year got off to a slow start for the Hong Kong market, performance in the second quarter picked up considerably as investors focused on opportunities arising from the growth of the Chinese economy. A cyclical recovery is underway--industrial production is growing at around 12% per annum. Meanwhile, inflation is only about 2%. In this environment, red-chip stocks, which are controlled by Chinese interests and do most (or all) of their business in China but are domiciled and listed in Hong Kong, performed especially well. This was in part the result of massive retail participation. It was also due to transactions that involved the injection of formerly state-owned assets into red-chip stocks at favorable prices.

Additionally, an increasing number of China state-owned enterprises and red chips have been taking positions in Hong Kong companies. We believe this indicates China will continue to emphasize Hong Kong as a key financial market in the wake of the sovereignty transfer at the end of June.

Q       HOW HAVE REGIONAL HOLDINGS SHIFTED OVER THE PERIOD?
A       Our current strategy remains very bullish on China/Hong Kong, cautious on ASEAN (Association of South East Asian Nations), especially Malaysia, and quietly confident on Australia. The Fund's primary exposure remains in Hong Kong, where the Fund held 44.1% of its assets at the end of the period. China is at the beginning of a new cycle, which we believe is unlikely to overheat before the year 2000. As of June 30, the Fund was concentrated in several China red chips (Cosco Pacific, China Resources, Beijing Enterprises and Guangzhou Investments). The emergence of these and other Chinese corporate champions is a multi-year theme, and we look to their becoming recognizable household names.

Over the first half of the year, the major shift in strategy has occurred between Malaysia and Australia. The former is entering a cyclical bear market as a result of a proactive monetary tightening that began in April.

Unfortunately, we believe this cyclical deterioration will dominate the otherwise favorable privatization and restructuring themes in the Malaysian market.

Australian authorities have been proactive with respect to monetary policy, initiating a series of easing actions in advance of expectations. In the last 12 months--when U.S. rates have been flat to up--the central bank has cut interest rates by two percentage points. In a classic Australian cycle, the first consequence is a weakening currency, which we took advantage of to significantly increase the Fund's position (26.2% at June 30, versus 7.3% at the start of the year). These proactive cuts, in our opinion, have set the scene for multiple years of upward earnings revisions and the potential for an economic boom. Meanwhile, many of the factors contributing to the strength of the U.S. market, such as moderate inflation and fiscal restraint, have also been featured Down Under. The stock market advanced to record high levels during the period.

We also increased the Fund's exposure to Singapore, where we anticipate a cyclical recovery led by exports. Strong end demand for electronics from the U.S. market could provide a significant boost to Singapore's electronics-dependent economy--nearly 70% of Singapore's non-oil exports come from the electronic sector.

ABOUT THE PORTFOLIO MANAGER
PETER EADON-CLARKE - Portfolio Manager since 1997 and Chief Investment Officer for the Pacific Rim (excluding Japan) since 1992. From 1984 to 1992, Mr. Eadon-Clarke was an Associate Director at HSBC Asset Management in Hong Kong.

Geographic Allocation of Net Assets %

                         1997         1996
                        June 30      June 30

Australia                26.2          6.1
Hong Kong                44.1         38.4
India                     0.3           --
Indonesia                 2.5          1.4
Korea                     1.1          0.3
Malaysia                 12.1         29.3
New Zealand               0.6          0.4
Philippines               6.6          9.7
Singapore                 4.8          1.2
Thailand                  0.7          4.7
Short Term & Other        1.0          8.5

SECTOR ALLOCATION OF NET ASSETS %
JUNE 30, 1997


        Finance                         42.7
        Materials/Basic Industry        14.9
        Services                        14.1
        Capital Goods                   10.3
        Multi-Industry/Misc.             7.5
        Energy                           4.8
        Consumer Durables                3.9
        Consumer Non-Durables            0.7
        Short Term & Other               1.1

A complete listing of holdings and allocations may be found in the Financial Statements section of this report.




GT GLOBAL NEW PACIFIC GROWTH FUND
KEY PORTFOLIO HOLDINGS
                                                                       % of
                                                         Country    Net Assets

AUSTRALIA & NEW ZEALAND BANKING GRP. LTD.  A              Australia    5.2
general trading    and savings bank that offers
hire purchase and general finance, mortgage and installment lending, leasing, investment and portfolio management. The bank operates approximately 1,600 offices in 48 countries.

HSBC HOLDINGS PLC  HSBC Holdings PLC is the               Hong Kong    5.2
holding company for the HSBC Group, which is an international banking and financial services organization with operations in the
Asia-Pacific region, Europe, the Middle East and the Americas.

NEW WORLD DEVELOPMENT CO. LTD.  An investment             Hong Kong    5.2
holding company whose subsidiaries are involved in property development and investment. The company also has hotel operations, and is involved in construction and civil engineering activities, telecommunication services, insurance, transportation and infrastructural investment.

WOOLWORTHS LTD.  Operates grocery and discount            Australia    4.5
stores throughout Australia, offering general merchandise, men's/women's/children's clothing, footwear, accessories and sporting goods.

CHEUNG KONG (HOLDINGS) LTD.  Through                      Hong Kong    4.4
subsidiaries, Cheung Kong is involved in property development and investment, infrastructure and related businesses, real estate management and investment in securities.

PWE INDUSTRIES BHD  Manufactures and sells                 Malaysia    4.4
sockets and switches, residual current devices, miniature circuit breakers and other electrical wiring devices.

BRAMBLES INDUSTRIES LTD. Operates a rail wagon            Australia    4.2
rental in Europe (Groupe Caib, Brambles UK) and intermodal transport services called Multilog, in addition to other services.

LEIGHTON HOLDINGS LTD.  Involved in                       Australia    4.1
construction, project management, property development, civil engineering and contract mining.

COSCO PACIFIC LTD.  An investment holding                 Hong Kong    4.0
company whose subsidiaries lease shipping containers and provide container Management services.

HUTCHISON WHAMPOA  An investment holding                  Hong Kong    3.9
company. Among other services, it has
diversified operations in property investment and development, ports and related services, retail and manufacturing, telecommunications, and finance.

Source: Bloomberg, August 1997.

                       GT GLOBAL NEW PACIFIC GROWTH FUND

                            PORTFOLIO OF INVESTMENTS

                           June 30, 1997 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Finance (42.7%)
  Australia & New Zealand Banking Group Ltd. ................   AUSL        2,930,400   $ 21,891,759         5.2
    BANKS-REGIONAL
  HSBC Holdings PLC .........................................   HK            727,600     21,883,978         5.2
    BANKS-MONEY CENTER
  New World Development Co., Ltd. ...........................   HK          3,666,000     21,863,118         5.2
    REAL ESTATE
  Cheung Kong (Holdings) Ltd. ...............................   HK          1,883,000     18,594,710         4.4
    REAL ESTATE
  Wharf (Holdings) Ltd. .....................................   HK          2,500,000     10,843,187         2.6
    REAL ESTATE
  China Resources Enterprise Ltd. ...........................   HK          2,180,000     10,693,448         2.6
    REAL ESTATE INVESTMENT TRUST
  Sun Hung Kai Properties Ltd. ..............................   HK            880,000     10,592,761         2.5
    REAL ESTATE
  Guangzhou Investment Co., Ltd. ............................   HK         18,820,000     10,385,643         2.5
    REAL ESTATE
  Hysan Development Co., Ltd. ...............................   HK          2,769,000      8,167,456         2.0
    REAL ESTATE
  Metropolitan Bank & Trust Co. .............................   PHIL          311,302      6,615,906         1.6
    BANKS-REGIONAL
  Ayala Land, Inc. "B" ......................................   PHIL        7,125,000      6,557,163         1.6
    REAL ESTATE
  Metroplex Bhd. ............................................   MAL         5,500,000      5,710,323         1.4
    REAL ESTATE
  Malaysian Resources Corp., Bhd. ...........................   MAL         1,754,000      4,830,711         1.2
    REAL ESTATE
  Rashid Hussain Bhd. .......................................   MAL           712,000      4,514,365         1.1
    SECURITIES BROKER
  DBS Land Ltd. .............................................   SING        1,409,000      4,456,115         1.1
    REAL ESTATE
  Development Bank of Singapore - Foreign ...................   SING          307,000      3,866,499         0.9
    BANKS-MONEY CENTER
  Philippine Commercial International Bank ..................   PHIL          252,290      2,441,516         0.6
    BANKS-MONEY CENTER
  PT Bank Internasional Indonesia - Foreign .................   INDO        2,441,144      2,108,763         0.5
    BANKS-MONEY CENTER
  State Bank of India Ltd. - GDR{\/} ........................   IND            50,100      1,327,650         0.3
    BANKS-REGIONAL
  Megaworld Properties & Holdings, Inc.-/- ..................   PHIL        8,832,750      1,039,147         0.2
    REAL ESTATE
                                                                                        ------------
                                                                                         178,384,218
                                                                                        ------------
Materials/Basic Industry (14.9%)
  Leighton Holdings Ltd. ....................................   AUSL        3,509,735     17,085,195         4.1
    BUILDING MATERIALS & COMPONENTS
  Cosco Pacific Ltd. ........................................   HK          7,126,000     16,511,553         4.0
    PAPER/PACKAGING
  Broken Hill Proprietary Co., Ltd. .........................   AUSL        1,075,500     15,811,928         3.8
    MISC. MATERIALS & COMMODITIES

    The accompanying notes are an integral part of the financial statements.

                                       F1

                       GT GLOBAL NEW PACIFIC GROWTH FUND

                           June 30, 1997 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Materials/Basic Industry (Continued)
  RGC Ltd. ..................................................   AUSL        2,143,300   $  7,844,103         1.9
    MISC. MATERIALS & COMMODITIES
  NatSteel Ltd. .............................................   SING        1,504,000      3,830,507         0.9
    METALS - STEEL
  Pohang Iron & Steel Co., Ltd. .............................   KOR             8,500        870,492         0.2
    METALS - STEEL
                                                                                        ------------
                                                                                          61,953,778
                                                                                        ------------
Services (14.1%)
  Woolworths Ltd. ...........................................   AUSL        5,769,700     18,939,175         4.5
    RETAILERS-OTHER
  Brambles Industries Ltd. ..................................   AUSL          895,891     17,706,219         4.2
    BUSINESS & PUBLIC SERVICES
  Hong Kong Telecommunications Ltd. .........................   HK          4,200,000     10,029,948         2.4
    TELEPHONE NETWORKS
  PT Telekomunikasi Indonesia - Foreign .....................   INDO        3,415,000      5,583,968         1.3
    TELECOM - OTHER
  Singapore Press Holdings Ltd. - Foreign ...................   SING          196,000      3,949,622         0.9
    BROADCASTING & PUBLISHING
  Telecom Corporation of New Zealand Ltd. ...................   NZ            484,000      2,465,530         0.6
    TELEPHONE NETWORKS
  Hong Kong & Shanghai Hotels ...............................   HK            166,666        265,700         0.1
    LEISURE & TOURISM
  GZI Transportation Ltd.-/- ................................   HK            617,316        247,028         0.1
    TRANSPORTATION - ROAD & RAIL
  China Hong Kong Photo Products Holdings Ltd. ..............   HK            412,000        119,662          --
    WHOLESALE & INTERNATIONAL TRADE
                                                                                        ------------
                                                                                          59,306,852
                                                                                        ------------
Capital Goods (10.3%)
  PWE Industries Bhd. .......................................   MAL         1,358,000     18,431,345         4.4
    ELECTRICAL PLANT/EQUIPMENT
  New World Infrastructure Ltd.-/- ..........................   HK          4,165,563     11,775,937         2.8
    INDUSTRIAL COMPONENTS
  United Engineers Ltd.: ....................................   MAL                --             --         2.2
    CONSTRUCTION
    Common ..................................................   --          1,225,000      8,834,951          --
    Convertible Unsecured Loan Stock, 4% expires 5/22/99 ....   --            522,500        345,780          --
  Harbin Power Equipment Co., Ltd. ..........................   HK         17,082,000      3,770,618         0.9
    ELECTRICAL PLANT/EQUIPMENT
                                                                                        ------------
                                                                                          43,158,631
                                                                                        ------------
Multi-Industry/Miscellaneous (7.5%)
  Hutchison Whampoa .........................................   HK          1,864,000     16,121,237         3.9
    MULTI-INDUSTRY
  Citic Pacific Ltd. ........................................   HK          1,720,000     10,746,115         2.6
    CONGLOMERATE
  Gadek (Malaysia) Bhd. .....................................   MAL           600,000      3,328,710         0.8
    CONGLOMERATE

    The accompanying notes are an integral part of the financial statements.

                                       F2

                       GT GLOBAL NEW PACIFIC GROWTH FUND

                           June 30, 1997 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Multi-Industry/Miscellaneous (Continued)
  Beijing Enterprises Holdings Ltd.-/- ......................   HK            130,000   $    818,919         0.2
    MULTI-INDUSTRY
  Korea Fund, Inc.{\/} ......................................   KOR                 3             44          --
    COUNTRY FUNDS
                                                                                        ------------
                                                                                          31,015,025
                                                                                        ------------
Energy (4.8%)
  Santos Ltd.: ..............................................   AUSL               --             --         2.5
    OIL
    Common ..................................................   --          2,376,800      9,990,022          --
    New .....................................................   --             97,500        409,806          --
  Belle Corp.-/- ............................................   PHIL       22,704,000      6,634,565         1.6
    OIL
  Electricity Generating Public Co., Ltd. - Foreign .........   THAI        1,219,350      2,991,836         0.7
    ELECTRICAL & GAS UTILITIES
                                                                                        ------------
                                                                                          20,026,229
                                                                                        ------------
Consumer Durables (3.9%)
  Uniwide Holdings, Inc.-/- .................................   PHIL       22,028,000      4,347,082         1.0
    APPLIANCES & HOUSEHOLD
  Perusahaan Otomobil Nasional Bhd. .........................   MAL           915,000      4,278,581         1.0
    AUTOMOBILES
  Cycle & Carriage Ltd. .....................................   SING          405,000      4,193,955         1.0
    AUTOMOBILES
  Samsung Electronics Co.: ..................................   KOR                --             --         0.9
    CONSUMER ELECTRONICS
    Common ..................................................   --             33,927      3,752,456          --
    144A GDR{.} -/- {\/} ....................................   --              3,000        175,500          --
                                                                                        ------------
                                                                                          16,747,574
                                                                                        ------------
Consumer Non-Durables (0.7%)
  PT Indofood Sukses Makmur .................................   INDO        1,200,000      2,764,295         0.7
    FOOD
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $349,378,163) ................                            413,356,602        98.9
                                                                                        ------------       -----

                                                                            NO. OF         VALUE         % OF NET
WARRANTS                                                       COUNTRY     WARRANTS       (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
  Lai Sun Hotels International Ltd. Warrants, expire
   4/30/99 ..................................................   HK          1,003,517         88,087         0.1
    LEISURE & TOURISM
  PT Bank Internasional Indonesia Warrants, expire
   1/17/00 ..................................................   INDO          216,991         85,243          --
    BANKS-MONEY CENTER
  Hysan Development Co., Ltd. Warrants, expire 4/30/98 ......   HK            200,949         77,819          --
    REAL ESTATE
  Hong Kong & Shanghai Hotels Warrants, expire 12/31/98 .....   HK            166,666         38,726          --
    LEISURE & TOURISM
  GZI Transportation Ltd. Warrants, expire 1/29/99 ..........   HK            123,463         12,750          --
    TRANSPORTATION - ROAD & RAIL

    The accompanying notes are an integral part of the financial statements.

                                       F3

                       GT GLOBAL NEW PACIFIC GROWTH FUND

                           June 30, 1997 (Unaudited)

--------------------------------------------------------------------------------

                                                                            NO. OF         VALUE         % OF NET
WARRANTS                                                       COUNTRY     WARRANTS       (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
  Hang Lung Development Co. Warrants, expire 10/31/97 .......   HK             36,500   $      2,733          --
    REAL ESTATE
                                                                                        ------------       -----

TOTAL WARRANTS (cost $24,649) ...............................                                305,358         0.1
                                                                                        ------------       -----


                                                                            NO. OF         VALUE         % OF NET
RIGHTS                                                         COUNTRY      RIGHTS        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
  Rashid Hussain Bhd. Rights for Warrants, expire 8/5/97
   (cost $0) ................................................   MAL           285,714             --          --
    SECURITIES BROKER
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $349,402,812)  * ....................                            413,661,960        99.0
Other Assets and Liabilities ................................                              4,067,458         1.0
                                                                                        ------------       -----

NET ASSETS ..................................................                           $417,729,418       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
          * For Federal income tax purposes, cost is $349,402,812 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  76,593,365
                 Unrealized depreciation:           (12,334,217)
                                                  -------------
                 Net unrealized appreciation:     $  64,259,148
                                                  -------------
                                                  -------------

    Abbreviation:
    GDR--Global Depository Receipt

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Fund's Portfolio of Investments at June 30, 1997, was concentrated in the following countries:

                                               PERCENTAGE OF NET ASSETS {d}
                                        -------------------------------------------
                                                 FIXED INCOME,
                                                   RIGHTS &      SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY     WARRANTS       & OTHER     TOTAL
--------------------------------------  ------   -------------   ----------   -----
Australia (AUSL/AUD) .................   26.2                                  26.2
Hong Kong (HK/HKD) ...................   44.0         0.1                      44.1
India (IND/INR) ......................    0.3                                   0.3
Indonesia (INDO/IDR) .................    2.5                                   2.5
Korea (KOR/KRW) ......................    1.1                                   1.1
Malaysia (MAL/MYR) ...................   12.1                                  12.1
New Zealand (NZ/NZD) .................    0.6                                   0.6
Philippines (PHIL/PHP) ...............    6.6                                   6.6
Singapore (SING/SGD) .................    4.8                                   4.8
Thailand (THAI/THB) ..................    0.7                                   0.7
United States & Other (US/USD) .......                               1.0        1.0
                                        ------      -----          -----      -----
Total  ...............................   98.9         0.1            1.0      100.0
                                        ------      -----          -----      -----
                                        ------      -----          -----      -----

--------------

{d}  Percentages indicated are based on net assets of $417,729,418.

    The accompanying notes are an integral part of the financial statements.

                                       F4

                       GT GLOBAL NEW PACIFIC GROWTH FUND

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                           June 30, 1997 (Unaudited)

--------------------------------------------------------------------------------

Assets:
  Investments in securities, at value (cost $349,402,812) (Note 1)..............................   $ 413,661,960
  U.S. currency..................................................................  $         899
  Foreign currencies (cost $6,829,700)...........................................      6,839,613       6,840,512
                                                                                   -------------
  Receivable for securities sold................................................................       7,975,388
  Dividends and dividend withholding tax reclaims receivable....................................         826,731
  Receivable for Fund shares sold...............................................................         368,907
  Cash held as collateral for securities loaned (Note 1)........................................      28,048,459
                                                                                                   -------------
    Total assets................................................................................     457,721,957
                                                                                                   -------------
Liabilities:
  Payable for Fund shares repurchased...........................................................       4,273,363
  Payable for securities purchased..............................................................       4,260,342
  Payable for loan outstanding (Note 1).........................................................       2,567,000
  Payable for investment management and administration fees (Note 2)............................         339,893
  Payable for service and distribution expenses (Note 2)........................................         192,206
  Payable for printing and postage expenses.....................................................         117,667
  Payable for transfer agent fees (Note 2)......................................................         111,024
  Payable for custodian fees (Note 1)...........................................................          32,204
  Payable for professional fees.................................................................          22,575
  Payable for fund accounting fees (Note 2).....................................................           6,607
  Payable for registration and filing fees......................................................           5,610
  Payable for Trustees' fees and expenses (Note 2)..............................................           4,981
  Other accrued expenses........................................................................          10,608
  Collateral for securities loaned (Note 1).....................................................      28,048,459
                                                                                                   -------------
    Total liabilities...........................................................................      39,992,539
                                                                                                   -------------
Net assets......................................................................................   $ 417,729,418
                                                                                                   -------------
                                                                                                   -------------
Class A:
Net asset value and redemption price per share ($293,398,613 DIVIDED BY 23,660,828 shares
 outstanding)...................................................................................   $       12.40
                                                                                                   -------------
                                                                                                   -------------
Maximum offering price per share (100/95.25 of $12.40) *........................................   $       13.02
                                                                                                   -------------
                                                                                                   -------------
Class B:+
Net asset value and offering price per share ($122,026,124 DIVIDED BY 10,116,672 shares
 outstanding)...................................................................................   $       12.06
                                                                                                   -------------
                                                                                                   -------------
Advisor Class:
Net asset value, offering price per share, and redemption price per share ($2,304,681 DIVIDED BY
 185,301 shares outstanding)....................................................................   $       12.44
                                                                                                   -------------
                                                                                                   -------------
Net assets consist of:
  Paid in capital (Note 4)......................................................................   $ 317,125,767
  Undistributed net investment income...........................................................          17,635
  Accumulated net realized gain on investments and foreign currency transactions................      36,325,347
  Net unrealized appreciation on translation of assets and liabilities in foreign currencies....           1,521
  Net unrealized appreciation of investments....................................................      64,259,148
                                                                                                   -------------
Total -- representing net assets applicable to capital shares outstanding.......................   $ 417,729,418
                                                                                                   -------------
                                                                                                   -------------

--------------
   * On sales of $50,000 or more, the offering price is reduced.
   + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

                                       F5

                       GT GLOBAL NEW PACIFIC GROWTH FUND

                            STATEMENT OF OPERATIONS

                   Six months ended June 30, 1997 (Unaudited)

--------------------------------------------------------------------------------

Investment income:
  Dividend income (net of foreign withholding tax of $196,733) (Note 1)........................   $   3,841,119
  Interest income..............................................................................         443,274
                                                                                                  -------------
    Total investment income....................................................................       4,284,393
                                                                                                  -------------
Expenses:
  Investment management and administration fees (Note 2).......................................       2,267,800
  Service and distribution expenses: (Note 2)
    Class A.....................................................................  $     571,973
    Class B.....................................................................        683,591       1,255,564
                                                                                  -------------
  Transfer agent fees (Note 2).................................................................         690,370
  Custodian fees (Note 1)......................................................................         279,674
  Registration and filing fees.................................................................          59,410
  Fund accounting fees (Note 2)................................................................          58,178
  Printing and postage expenses................................................................          44,125
  Audit fees...................................................................................          28,839
  Legal fees...................................................................................          18,123
  Trustees' fees and expenses (Note 2).........................................................           3,908
  Other expenses (Note 1)......................................................................          92,431
                                                                                                  -------------
    Total expenses before reductions...........................................................       4,798,422
                                                                                                  -------------
      Expense reductions (Notes 1 & 5).........................................................        (531,664)
                                                                                                  -------------
    Total net expenses.........................................................................       4,266,758
                                                                                                  -------------
Net investment income..........................................................................          17,635
                                                                                                  -------------
Net realized and unrealized gain on investments and foreign currencies: (Note 1)
  Net realized gain on investments..............................................      6,576,702
  Net realized gain on foreign currency transactions............................        579,024
                                                                                  -------------
    Net realized gain during the period........................................................       7,155,726
  Net change in unrealized depreciation on translation of assets and liabilities
   in foreign currencies........................................................         (2,073)
  Net change in unrealized depreciation of investments..........................    (29,969,966)
                                                                                  -------------
    Net unrealized depreciation during the period..............................................     (29,972,039)
                                                                                                  -------------
Net realized and unrealized loss on investments and foreign currencies.........................     (22,816,313)
                                                                                                  -------------
Net decrease in net assets resulting from operations...........................................   $ (22,798,678)
                                                                                                  -------------
                                                                                                  -------------

    The accompanying notes are an integral part of the financial statements.

                                       F6

                       GT GLOBAL NEW PACIFIC GROWTH FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                             SIX MONTHS ENDED      YEAR ENDED
                                                                              JUNE 30, 1997       DECEMBER 31,
                                                                               (UNAUDITED)            1996
                                                                             ----------------   ----------------
Decrease in net assets
Operations:
  Net investment income (loss).............................................  $         17,635   $        (26,838)
  Net realized gain on investments and foreign currency transactions.......         7,155,726         94,284,448
  Net change in unrealized depreciation on translation of assets and
   liabilities in foreign currencies.......................................            (2,073)              (106)
  Net change in unrealized appreciation (depreciation) of investments......       (29,969,966)        36,883,188
                                                                             ----------------   ----------------
    Net increase (decrease) in net assets resulting from operations........       (22,798,678)       131,140,692
                                                                             ----------------   ----------------
Class A:
Distributions to shareholders: (Note 1)
  From net realized gain on investments....................................                --        (44,900,913)
Class B:
Distributions to shareholders: (Note 1)
  From net realized gain on investments....................................                --        (18,754,735)
Advisor Class:
Distributions to shareholders: (Note 1)
  From net realized gain on investments....................................                --           (250,756)
                                                                             ----------------   ----------------
    Total distributions....................................................                --        (63,906,404)
                                                                             ----------------   ----------------
Capital share transactions: (Note 4)
  Increase from capital shares sold and reinvested.........................     1,094,121,892      5,158,291,909
  Decrease from capital shares repurchased.................................    (1,168,217,655)    (5,226,446,724)
                                                                             ----------------   ----------------
    Net decrease from capital share transactions...........................       (74,095,763)       (68,154,815)
                                                                             ----------------   ----------------
Total decrease in net assets...............................................       (96,894,441)          (920,527)
Net assets:
  Beginning of period......................................................       514,623,859        515,544,386
                                                                             ----------------   ----------------
  End of period *..........................................................  $    417,729,418   $    514,623,859
                                                                             ----------------   ----------------
                                                                             ----------------   ----------------
 * Includes undistributed net investment income of.........................  $         17,635   $              0
                                                                             ----------------   ----------------
                                                                             ----------------   ----------------

    The accompanying notes are an integral part of the financial statements.

                                       F7

                       GT GLOBAL NEW PACIFIC GROWTH FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                                CLASS A+
                                          -------------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                               YEAR ENDED DECEMBER 31,
                                           JUNE 30, 1997      -----------------------------------------------------------------
                                          (UNAUDITED) (d)     1996 (d)      1995 (d)        1994          1993          1992
                                          ---------------     ---------     ---------     ---------     ---------     ---------
Per Share Operating Performance:
Net asset value, beginning of period....  $        13.12      $  12.47      $  12.10      $  15.86      $  10.31      $  11.30
                                          ---------------     ---------     ---------     ---------     ---------     ---------
Income from investment operations:
  Net investment income (loss)..........            0.01          0.02          0.11          0.02         (0.03)         0.07
  Net realized and unrealized gain
   (loss) on investments................           (0.73)         2.44          0.79         (3.15)         6.23         (0.97)
                                          ---------------     ---------     ---------     ---------     ---------     ---------
    Net increase (decrease) from
     investment operations..............           (0.72)         2.46          0.90         (3.13)         6.20         (0.90)
                                          ---------------     ---------     ---------     ---------     ---------     ---------
Distributions to shareholders:
  From net investment income............              --            --         (0.10)        (0.01)           --         (0.06)
  From net realized gain on
   investments..........................              --         (1.81)        (0.43)        (0.55)        (0.65)        (0.03)
  In excess of net realized gain on
   investments..........................              --            --            --         (0.07)           --            --
  In excess of net investment income....              --            --            --            --            --            --
                                          ---------------     ---------     ---------     ---------     ---------     ---------
    Total distributions.................              --         (1.81)        (0.53)        (0.63)        (0.65)        (0.09)
                                          ---------------     ---------     ---------     ---------     ---------     ---------
Net asset value, end of period..........  $        12.40      $  13.12      $  12.47      $  12.10      $  15.86      $  10.31
                                          ---------------     ---------     ---------     ---------     ---------     ---------
                                          ---------------     ---------     ---------     ---------     ---------     ---------

Total investment return (c).............           (5.49)%(b)    20.04%         7.45%       (19.73)%       60.61%        (7.96)%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $      293,399      $361,244      $383,722      $404,680      $498,898      $281,418
Ratio of net investment income (loss) to
 average net assets.....................            0.20%(a)      0.17%         0.91%         0.11%         (0.3)%         0.6%
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................            1.65%(a)      1.86%         1.89%         1.81%          1.9%          2.0%
  Without expense reductions............            1.88%(a)      1.99%         1.94%           --*           --*           --*
Portfolio turnover rate++++.............              70%(a)        93%           63%           87%          117%           72%
Average commission rate per share paid
 on portfolio transactions++++..........  $       0.0073      $ 0.0032           N/A           N/A           N/A           N/A

----------------

   + All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
  ++  Commencing April 1, 1993, the Fund began offering Class B shares.
 +++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
 (a)  Annualized
 (b)  Not annualized
 (c)  Total investment return does not include sales charges.
 (d) These selected per share operating data were calculated based upon average shares outstanding during the period.
   * Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reductions, if any.
 N/A  Not applicable.

    The accompanying notes are an integral part of the financial statements.

                                       F8

                       GT GLOBAL NEW PACIFIC GROWTH FUND

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                           CLASS B++
                                          ---------------------------------------------------------------------------
                                            SIX MONTHS                                                  APRIL 1, 1993
                                               ENDED                 YEAR ENDED DECEMBER 31,                 TO
                                           JUNE 30, 1997      -------------------------------------     DECEMBER 31,
                                          (UNAUDITED) (d)     1996 (d)      1995 (d)        1994            1993
                                          ---------------     ---------     ---------     ---------     -------------
Per Share Operating Performance:
Net asset value, beginning of period....  $        12.80      $  12.29      $  11.96      $  15.79      $      11.27
                                          ---------------     ---------     ---------     ---------     -------------
Income from investment operations:
  Net investment income (loss)..........           (0.03)        (0.06)         0.03         (0.06)            (0.10)
  Net realized and unrealized gain
   (loss) on investments................           (0.71)         2.38          0.75         (3.15)             5.27
                                          ---------------     ---------     ---------     ---------     -------------
    Net increase (decrease) from
     investment operations..............           (0.74)         2.32          0.78         (3.21)             5.17
                                          ---------------     ---------     ---------     ---------     -------------
Distributions to shareholders:
  From net investment income............              --            --         (0.02)           --                --
  From net realized gain on
   investments..........................              --         (1.81)        (0.43)        (0.55)            (0.65)
  In excess of net realized gain on
   investments..........................              --            --            --            --                --
  In excess of net investment income....              --            --            --         (0.07)               --
                                          ---------------     ---------     ---------     ---------     -------------
    Total distributions.................              --         (1.81)        (0.45)        (0.62)            (0.65)
                                          ---------------     ---------     ---------     ---------     -------------
Net asset value, end of period..........  $        12.06      $  12.80      $  12.29      $  11.96      $      15.79
                                          ---------------     ---------     ---------     ---------     -------------
                                          ---------------     ---------     ---------     ---------     -------------

Total investment return (c).............           (5.85)%(b)    19.28%         6.54%       (20.30)%           46.30%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $      122,026      $151,805      $130,887      $120,171      $     72,122
Ratio of net investment income (loss) to
 average net assets.....................           (0.45)%(a)    (0.48)%        0.26%        (0.54)%            (0.9)%(a)
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................            2.30%(a)      2.51%         2.54%         2.46%              2.5%(a)
  Without expense reductions............            2.53%(a)      2.64%         2.59%           --*               --*
Portfolio turnover rate++++.............              70%(a)        93%           63%           87%              117%
Average commission rate per share paid
 on portfolio transactions++++..........  $       0.0073      $ 0.0032           N/A           N/A               N/A

----------------

   + All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
  ++  Commencing April 1, 1993, the Fund began offering Class B shares.
 +++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
 (a)  Annualized
 (b)  Not annualized
 (c)  Total investment return does not include sales charges.
 (d) These selected per share operating data were calculated based upon average shares outstanding during the period.
   * Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reductions, if any.
 N/A  Not applicable.

    The accompanying notes are an integral part of the financial statements.

                                       F9

                       GT GLOBAL NEW PACIFIC GROWTH FUND

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                           ADVISOR CLASS+++
                                          ---------------------------------------------------
                                            SIX MONTHS                          JUNE 1, 1995
                                               ENDED           YEAR ENDED            TO
                                           JUNE 30, 1997      DECEMBER 31,      DECEMBER 31,
                                          (UNAUDITED) (d)       1996 (d)          1995 (d)
                                          ---------------     -------------     -------------
Per Share Operating Performance:
Net asset value, beginning of period....  $        13.16      $      12.45      $      12.89
                                          ---------------     -------------     -------------
Income from investment operations:
  Net investment income (loss)..........            0.03              0.07              0.09
  Net realized and unrealized gain
   (loss) on investments................           (0.75)             2.45              0.05
                                          ---------------     -------------     -------------
    Net increase (decrease) from
     investment operations..............           (0.72)             2.52              0.14
                                          ---------------     -------------     -------------
Distributions to shareholders:
  From net investment income............              --                --             (0.15)
  From net realized gain on
   investments..........................              --             (1.81)            (0.43)
  In excess of net realized gain on
   investments..........................              --                --                --
  In excess of net investment income....              --                --                --
                                          ---------------     -------------     -------------
    Total distributions.................              --             (1.81)            (0.58)
                                          ---------------     -------------     -------------
Net asset value, end of period..........  $        12.44      $      13.16      $      12.45
                                          ---------------     -------------     -------------
                                          ---------------     -------------     -------------

Total investment return (c).............           (5.47)%(b)        20.56%             1.07%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $        2,305      $      1,575      $        935
Ratio of net investment income (loss) to
 average net assets.....................            0.55%(a)          0.52%             1.26%(a)
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................            1.30%(a)          1.51%             1.54%(a)
  Without expense reductions............            1.53%(a)          1.64%             1.59%(a)
Portfolio turnover rate++++.............              70%(a)            93%               63%
Average commission rate per share paid
 on portfolio transactions++++..........  $       0.0073      $     0.0032               N/A

----------------

   + All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
  ++  Commencing April 1, 1993, the Fund began offering Class B shares.
 +++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
 (a)  Annualized
 (b)  Not annualized
 (c)  Total investment return does not include sales charges.
 (d) These selected per share operating data were calculated based upon average shares outstanding during the period.
   * Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reductions, if any.
 N/A  Not applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F10

                       GT GLOBAL NEW PACIFIC GROWTH FUND

                                    NOTES TO
                              FINANCIAL STATEMENTS
                           June 30, 1997 (Unaudited)

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
GT Global New Pacific Growth Fund ("Fund") is a separate series of GT Global Growth Series ("Company"). The Company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. The Company has eight diversified series of shares in operation, each series corresponding to a distinct portfolio of investments.

The Fund offers Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles and the financial statements may include certain estimates made by management.

(A) PORTFOLIO VALUATION
The Fund calculates the net asset value of and completes orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded or on the principal over-the-counter market, as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by Chancellor LGT Asset Management, Inc. (the "Manager") to be the primary market.

Fixed income securities are valued at the mean of representative quoted bid and ask prices for such investments or, if such prices are not available, at prices for securities of comparative maturity, quality and type. However, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with a maturity of 60 days or less are valued at amortized cost, adjusted for foreign exchange translation and market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Company's Board of Trustees.

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Company's Board of Trustees.

(B) FOREIGN CURRENCY TRANSLATION
The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the Fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains and losses arise from sales and maturities of short-term securities, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at year end, resulting from changes in exchange rates.

(C) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by the Fund, it is the Fund's policy to always receive, as collateral, U.S. government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under each agreement at its maturity.

(D) FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward Contract fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the Forward Contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a contract or if the value of the currency changes unfavorably. The Fund may enter into Forward Contracts in connection with planned purchases or sales of securities, or to hedge against adverse fluctuations in exchange rates between currencies.

                                      F11

                       GT GLOBAL NEW PACIFIC GROWTH FUND

(E) OPTION ACCOUNTING PRINCIPLES
When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of an over-the-counter option, is valued at the average of the last bid prices obtained from brokers, unless a quotation from only one broker is available, in which case only that broker's price will be used. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund can write options only on a covered basis, which, for a call, requires that the Fund hold the underlying security, and, for a put, requires the Fund to set aside cash, U.S. government securities or other liquid securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Fund may use options to manage its exposure to the stock and bond markets and to fluctuations in currency values or interest rates.

The premium paid by the Fund for the purchase of a call or put option is included in the Fund's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(F) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Fund may use futures contracts to manage its exposure to the stock and bond markets and to fluctuations in currency values or interest rates.

(G) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

(H) PORTFOLIO SECURITIES LOANED
At June 30, 1997, stocks with an aggregate value of approximately $25,580,197 were on loan to brokers. The loans were secured by cash collateral of $28,048,459, received by the Fund. Cash collateral is received by the Fund against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. For the period ended June 30, 1997, the Fund received securities lending fees of $480,473 which were used to reduce custodian and administrative expenses.

(I) TAXES
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, or excise tax on income and capital gains.

(J) DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded by the Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

(K) FOREIGN SECURITIES
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. The Fund's investments

                                      F12

                       GT GLOBAL NEW PACIFIC GROWTH FUND

in emerging market countries may involve greater risks than investments in more developed markets, and the prices of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

(L) RESTRICTED SECURITIES
The Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

(M) INDEXED SECURITIES
The Fund may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(N) LINE OF CREDIT
The Fund, along with certain other funds advised by the Manager, has a line of credit with BankBoston and State Street Bank. The arrangements with the banks allow the Fund to borrow an aggregate maximum amount of $200,000,000. The Fund is limited to borrowing up to 33 1/3% of the value of the Fund's total assets.

For the period ended June 30, 1997, the weighted average outstanding daily balance of bank loans (based on the number of days the loans were outstanding) was $13,444,788 with a weighted average interest rate of 6.35%. Interest expense for the period ended June 30, 1997, was $78,303, included in "Other expenses" on the Statement of Operations.

2. RELATED PARTIES
Chancellor LGT Asset Management, Inc. is the Fund's investment manager and administrator. The Fund pays investment management and administration fees at the following annualized rates: 0.975% on the first $500 million of average daily net assets on the Fund; 0.95% on the next $500 million; 0.925% on the next $500 million and 0.90% on amounts thereafter. These fees are computed daily and paid monthly, and are subject to reduction in any year to the extent that the Fund's expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) exceed the most stringent limits prescribed by the laws or regulations of any state in which the Fund's shares are offered for sale, based on the average total net asset value of the Fund.

GT Global, Inc. ("GT Global"), an affiliate of the Manager, serves as the Fund's distributor. The Fund offers Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. GT Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the period ended June 30, 1997, GT Global retained $29,041 of such sales charges. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Fund's current prospectus. GT Global collected CDSCs in the amount of $40,337 for the period ended June 30, 1997. GT Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, GT Global from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Fund's current prospectus. For the period ended June 30, 1997, GT Global collected CDSCs in the amount of $414,164. In addition, GT Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Trustees has adopted separate distribution plans with respect to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which the Fund reimburses GT Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for its expenditures incurred in providing services as distributor. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

Pursuant to the Fund's Class B Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for its expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

The Manager and GT Global have voluntarily undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary items) to the maximum annual level of 2.25%, 2.90%, and 1.90% of the average daily net assets of the Fund's Class A, Class B, and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of investment management and administration fees, waivers by GT Global of payments under the Class A Plan and/or Class B Plan and/or reimbursements by the Manager or GT Global of portions of the Fund's other operating expenses.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and GT Global, is the transfer agent of the Fund. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per

                                      F13

                       GT GLOBAL NEW PACIFIC GROWTH FUND

transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the Fund. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% of the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to the Fund's average daily net assets.

The Company pays each of its Trustees who is not an employee, officer or director of the Manager, GT Global or GT Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Trustee.

3. PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 1997, purchases and sales of investment securities by the Fund, other than U.S. government obligations and short-term investments, aggregated $153,762,002 and $203,371,834, respectively. There were no purchases or sales of U.S. government obligations during the period.

4. CAPITAL SHARES
At June 30, 1997, there were an unlimited number of shares of beneficial interest authorized, at no par value. Transactions in capital shares of the Fund were as follows:

                                                   SIX MONTHS ENDED
                                                     JUNE 30, 1997                           YEAR ENDED
                                                      (UNAUDITED)                        DECEMBER 31, 1996
                                          -----------------------------------  --------------------------------------
CLASS A                                       SHARES             AMOUNT             SHARES              AMOUNT
----------------------------------------  ---------------  ------------------  ----------------  --------------------
Shares sold.............................       60,831,719  $      762,578,955       285,658,529  $      3,783,795,259
Shares issued in connection with
  reinvestment of distributions.........               --                  --         2,934,435            37,677,963
                                          ---------------  ------------------  ----------------  --------------------
                                               60,831,719         762,578,955       288,592,964         3,821,473,222
Shares repurchased......................      (64,706,751)       (814,711,956)     (291,833,470)       (3,895,314,036)
                                          ---------------  ------------------  ----------------  --------------------
Net decrease............................       (3,875,032) $      (52,133,001)       (3,240,506) $        (73,840,814)
                                          ---------------  ------------------  ----------------  --------------------
                                          ---------------  ------------------  ----------------  --------------------


                                                   SIX MONTHS ENDED
                                                     JUNE 30, 1997                           YEAR ENDED
                                                      (UNAUDITED)                        DECEMBER 31, 1996
                                          -----------------------------------  --------------------------------------
CLASS B                                       SHARES             AMOUNT             SHARES              AMOUNT
----------------------------------------  ---------------  ------------------  ----------------  --------------------
Shares sold.............................       25,777,171  $      314,368,827        96,986,480  $      1,263,551,513
Shares issued in connection with
  reinvestment of distributions.........               --                  --         1,241,219            15,565,185
                                          ---------------  ------------------  ----------------  --------------------
                                               25,777,171         314,368,827        98,227,699         1,279,116,698
Shares repurchased......................      (27,516,483)       (337,134,386)      (97,020,480)       (1,273,495,413)
                                          ---------------  ------------------  ----------------  --------------------
Net increase (decrease).................       (1,739,312) $      (22,765,559)        1,207,219  $          5,621,285
                                          ---------------  ------------------  ----------------  --------------------
                                          ---------------  ------------------  ----------------  --------------------

                                                   SIX MONTHS ENDED
                                                     JUNE 30, 1997                           YEAR ENDED
                                                      (UNAUDITED)                        DECEMBER 31, 1996
                                          -----------------------------------  --------------------------------------
ADVISOR CLASS                                 SHARES             AMOUNT             SHARES              AMOUNT
----------------------------------------  ---------------  ------------------  ----------------  --------------------
Shares sold.............................        1,326,076  $       17,174,110         4,311,411  $         57,463,326
Shares issued in connection with
  reinvestment of distributions.........               --                  --            18,530               238,663
                                          ---------------  ------------------  ----------------  --------------------
                                                1,326,076          17,174,110         4,329,941            57,701,989
Shares repurchased......................       (1,260,408)        (16,371,313)       (4,285,455)          (57,637,275)
                                          ---------------  ------------------  ----------------  --------------------
Net increase............................           65,668  $          802,797            44,486  $             64,714
                                          ---------------  ------------------  ----------------  --------------------
                                          ---------------  ------------------  ----------------  --------------------

5. EXPENSE REDUCTIONS
The Manager has directed certain portfolio trades to brokers who paid a portion of the Fund's expenses. For the six months ended June 30, 1997, the Fund's expenses were reduced by $51,191 under these arrangements.

                                      F14

                       GT GLOBAL NEW PACIFIC GROWTH FUND

                                     NOTES

--------------------------------------------------------------------------------

                       GT GLOBAL NEW PACIFIC GROWTH FUND

                                GT GLOBAL FUNDS

  GT GLOBAL OFFERS A BROAD RANGE OF FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY OF THE GT GLOBAL FUNDS, PLEASE CONTACT YOUR INVESTMENT ADVISOR OR CALL GT GLOBAL DIRECTLY AT 1-800-824-1580. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION, INCLUDING CHARGES, EXPENSES AND THE RISKS OF GLOBAL AND EMERGING MARKET INVESTING. INVESTORS SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS

GT GLOBAL WORLDWIDE GROWTH FUND
Invests around the world, including the U.S.

GT GLOBAL INTERNATIONAL GROWTH FUND
Provides portfolio diversity by investing outside the U.S.

GT GLOBAL EMERGING MARKETS FUND
Gives access to the growth potential of developing economies

/ / GLOBAL FUNDS

GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND
Focuses on worldwide opportunities from the demand for consumer products and services

GT GLOBAL HEALTH CARE FUND
Invests in growing health care industries worldwide

GT GLOBAL FINANCIAL SERVICES FUND
Focuses on the worldwide opportunities from the demand for financial services and products

GT GLOBAL INFRASTRUCTURE FUND
Seeks companies that build, improve or maintain infrastructure

GT GLOBAL NATURAL RESOURCES FUND
Concentrates on companies that own, explore or develop natural resources

GT GLOBAL TELECOMMUNICATIONS FUND
Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment

/ / REGIONALLY DIVERSIFIED FUNDS

GT GLOBAL NEW PACIFIC GROWTH FUND
Offers access to the emerging and established markets of the Pacific Rim, excluding Japan

GT GLOBAL EUROPE GROWTH FUND
Focuses on investment opportunities in the new, unified Europe

GT GLOBAL LATIN AMERICA GROWTH FUND
Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS

GT GLOBAL AMERICA SMALL CAP GROWTH FUND
Invests in equity securities of small U.S. companies

GT GLOBAL AMERICA MID CAP GROWTH FUND
Concentrates on medium-sized companies in the U.S.

GT GLOBAL AMERICA VALUE FUND
Concentrates on equity securities of large cap U.S. companies believed to be undervalued

GT GLOBAL JAPAN GROWTH FUND
Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUND

GT GLOBAL GROWTH & INCOME FUND
Invests in blue-chip stocks and government securities from around the world

INCOME FUNDS

GT GLOBAL GOVERNMENT INCOME FUND
Earns monthly income from global government securities

GT GLOBAL STRATEGIC INCOME FUND
Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets

GT GLOBAL HIGH INCOME FUND
Invests in debt securities in emerging markets

GT GLOBAL FLOATING RATE FUND
Invests primarily in senior secured floating rate loans that have the potential to achieve a high level of current income

MONEY MARKET FUND

GT GLOBAL DOLLAR FUND
Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital

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      THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.
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          GT Global, Inc.
          Fifty California Street
          27th Floor
          San Francisco, California
          94111-4624

                                     DATED MATERIAL
                                     PLEASE EXPEDITE

                                               GT GLOBAL NEW PACIFIC GROWTH FUND
          NEWSR708063M